Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Income Statement [Abstract]
Revenue	[1]	$ 9,407	$ 9,256	[2]	$ 9,498	[2]
Cost of revenue		(4,556)	(4,637)		(5,429)
Gross profit		4,851	4,619		4,069
Research and development		(1,700)	(1,554)		(1,560)
Selling, general and administrative		(993)	(1,090)		(1,141)
Amortization of acquisition-related intangible assets		(1,449)	(1,448)		(1,527)
Other income (expense)		2,001	1,575		9
Operating income (loss)		2,710	2,102		(150)
Financial income (expense):
Extinguishment of debt		(26)	(41)		(32)
Other financial income (expense)		(309)	(325)		(421)
Income (loss) before income taxes		2,375	1,736		(603)
Benefit (provision) for income taxes		(176)	483		851
Results relating to equity-accounted investees		59	53		11
Net income (loss)		2,258	2,272		259
Less: Net income (loss) attributable to non-controlling interests		50	57		59
Net income (loss) attributable to stockholders		$ 2,208	$ 2,215		$ 200
Net income (loss) per common share attributable to stockholders in $:
– Basic		$ 6.78	$ 6.54		$ 0.59
– Diluted		$ 6.72	$ 6.41		$ 0.58
Weighted average number of shares of common stock outstanding during the year (in thousands):
– Basic		325,781	338,646		338,477
– Diluted	[3]	328,606	345,802		347,607

[1]	Revenue attributed to geographic areas is based on the customer’s shipped-to location (except for intellectual property license revenue which is attributable to the Netherlands).
[2]	As noted above, prior period amounts have not been adjusted for the impact of adopting ASC 606 under the modified retrospective method.
[3]	Stock options to purchase up to 0.1 million shares of NXP’s common stock that were outstanding in 2018 (2017: 0.1 million shares; 2016: 1.4 million shares) were anti-dilutive and were not included in the computation of diluted EPS because the exercise price was greater than the average fair market value of the common stock or the number of shares assumed to be repurchased using the proceeds of unrecognized compensation expense and exercise prices was greater than the weighted average number of shares underlying outstanding stock options.